Note 4 - Personnel Expenses, Including Share-based Remuneration - Fair Value Measurement (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares
Restricted share units (RSU), 2023 [Member] | Opera [member]
Statement Line Items [Line Items]
Equity unit price valuation (in dollars per share)	$ 8.46	[1]
Expected Volatility (%) (1)	50.50%	[1],[2]
Risk free interest rate (%) (1)	4.90%	[1],[2]
Duration of initial simulation period (years to longstop date) (Year)	2 years 5 months 26 days	[1]
Duration of second simulation period with postponed exercise (years) (Year)	3 years	[1]
Exercise price, RSU (in dollars per share)	$ 0	[1]
Fair value at the measurement date | $	$ 8.39	[1]
Restricted share units (RSU), 2023 [Member] | Kunlun Tech [member]
Statement Line Items [Line Items]
Equity unit price valuation (in dollars per share)	$ 3.48
Expected Volatility (%) (1)	24.60%	[1],[2]
Risk free interest rate (%) (1)	2.10%	[2]
Exercise price, RSU (in dollars per share)	$ 1.54
Fair value at the measurement date | $	$ 2.01
Restricted share units (RSU), 2022 [Member] | Kunlun Tech [member]
Statement Line Items [Line Items]
Equity unit price valuation (in dollars per share)	$ 2.88
Expected Volatility (%) (1)	25.50%	[1],[2]
Risk free interest rate (%) (1)	2.20%	[2]
Exercise price, RSU (in dollars per share)	$ 1.77
Fair value at the measurement date | $	$ 1.22

[1]	Excluding dividend adjustment grants.
[2]	Specified value is 4 years (modeled on yearly basis).